INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - Revenues and long-lived assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Long-lived assets:
Total long-lived assets	$ 6,491.8	$ 896.4
United States
Long-lived assets:
Total long-lived assets	2,994.0	71.0
The Netherlands
Long-lived assets:
Total long-lived assets	2,558.8	764.5
Israel
Long-lived assets:
Total long-lived assets	281.7	3.4
Finland
Long-lived assets:
Total long-lived assets	253.6	52.3
Rest of the world
Long-lived assets:
Total long-lived assets	$ 403.7	$ 5.2